Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026 remaining	$ 39,999	$ 53,333
2027	44,445	44,445
Total	$ 84,444	$ 97,778